Income Tax (Net Operating and Capital Loss Carryforwards for Tax Purposes) (Details) (Domestic Country [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Domestic Country [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carryforwards	$ 64
Expiration period for net operating loss carryforwards	Jan. 01, 2028